Objectives and Strategies for Using Derivatives (Detail) - Foreign exchange contracts - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Undesignated hedging instruments
Derivative [Line Items]
Aggregate notional amount	$ 70	$ 83
Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Aggregate notional amount	39	36
Fair Value, Inputs, Level 2
Derivative [Line Items]
Derivative liability	$ 1	$ 1	$ 1	$ 5